PROSPECTUS

March 1, 2002
                                                     DOMESTIC EQUITY GROWTH FUND
Classes A, B, and C                                  ING Biotechnology Fund

[PHOTO]

This prospectus contains important information about
investing in the ING Biotechnology Fund. You should read it
carefully before you invest, and keep it for future
reference. Please note that your investment: is not a bank
deposit, is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC), the Federal Reserve Board or
any other government agency and is affected by market
fluctuations. There is no guarantee that the Fund will
achieve its objectives. As with all mutual funds, the U.S.
Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether
the information in this prospectus is accurate or adequate.        [LION LOGO]
Any representation to the contrary is a criminal offense.           ING FUNDS

                                                                   WHAT'S INSIDE
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[GRAPHIC] OBJECTIVE

These pages contain a description of the ING Biotechnology Fund (Fund), including the Fund's objective, investment strategy and risks.

[GRAPHIC] INVESTMENT STRATEGY

[GRAPHIC] RISKS

You'll also find:

[GRAPHIC] WHAT YOU PAY TO INVEST

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

An Introduction to the Fund                                                    1
ING Biotechnology Fund                                                         2
What You Pay to Invest                                                         4
Shareholder Guide                                                              5
Management of the Fund                                                        11
Dividends, Distributions and Taxes                                            14
More Information About Risks                                                  15
Where To Go For More Information                                      Back cover

                                      INTRODUCTION TO THE ING BIOTECHNOLOGY FUND
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Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending upon the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investment. Please read it carefully.

THE ING BIOTECHNOLOGY FUND MAY SUIT YOU IF YOU:

     *    are seeking capital appreciation
     *    are investing for the long-term -- at least several years
     *    are willing to accept higher risk in exchange for long-term growth.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                                         Adviser
                                                            ING Investments, LLC
                                                                     Sub-Adviser
ING BIOTECHNOLOGY FUND                                          AW Advisors, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities and equity equivalent securities (preferred stocks, rights and other warrants, and convertible securities) of foreign or domestic biotechnology companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Fund, biotechnology companies include: (i) companies principally engaged in the research, discovery, design, development, manufacture, distribution or sale of biotechnology products, services or processes; (ii) companies that benefit directly or indirectly from biotechnological products, services, or processes; (iii) companies that render services primarily to biotechnology companies; and (iv) companies that produce, sell or market products or services related to biotechnological products or services. For example, the Fund may invest in companies, among others, involved with genomics, genetic engineering, gene therapy, health care, pharmaceuticals, agriculture, chemicals, medicine, or surgery.

The Fund employs an active management strategy. The Sub-Adviser utilizes a proprietary quantitative model designed to identify stocks within the biotechnology sector based on several factors, including demand, volatility, capitalization and price. The Sub-Adviser then uses fundamental analysis to adjust the portfolio, by over-weighting:

* companies the Sub-Adviser believes are undervalued and poised for growth, because there has been little or no analyst coverage of the company and very limited recognition in the market;

* companies the Sub-Adviser believes are undervalued in comparison to companies within the same market and product sector; and

* companies the Sub-Adviser believes have superior long-term or short-term prospects.

The Fund may invest in large-cap, mid-cap, or small-cap companies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in short-term money market instruments.

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and many are dependent on a few key managers.

Biotechnology Sector Concentration -- concentration of investments in the biotechnology sector carries greater risk than broadly diversified investments. Individual biotechnology companies will be affected by governmental regulation, product liability, patent considerations, rapid technological change, product obsolescence, and intense competition. Many biotechnology companies are small with products still in the research and discovery stage, and only a limited number have reached the point of approval of their products by the U.S. Food and Drug Administration (FDA) and subsequent commercial production and distribution of such products. These companies may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In comparison to that of more-developed sectors, the market for securities of biotechnology companies may be thinly traded. The prices of the securities of these companies may display extreme volatility and react negatively to unfavorable research and development results, regulatory changes, or market conditions.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Inability to Sell Securities -- securities of biotechnology companies may trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Portfolio Turnover -- A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Changes in Interest Rates -- the value of convertible or debt securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations, including short-term money market instruments. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

Credit Risk -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

2    ING Biotechnology Fund

                                                          ING BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED [GRAPHIC]

Since the ING Biotechnology Fund has not had a full year of operations, there is no performance information included in this Prospectus.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     ING Biotechnology Fund    3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[GRAPHIC]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.


Fees You Pay Directly                          Class A      Class B     Class C
---------------------                          -------      -------     -------
Maximum sales charge on your investment
(as a % of offering price)                      5.75(1)       none        none

Maximum deferred sales charge (as a % of
purchase or sales price, whichever is less)     none(2)      5.00(3)     1.00(4)

(1)  Reduced for purchases of $50,000 and over. Please see page 5.
(2) A contingent deferred sales charge of no more than 1% can be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 5.
(3) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 5.
(4)  Imposed upon redemption within 1 year from purchase. Please see page 5.

Operating Expenses Paid Each Year by the Fund(1)
(as a % of average net assets)

                                        Distribution                      Total
                                        and Service                       Fund               Waivers
                        Management        (12b-1)         Other        Operating               and                Net
Class                     Fee(2)            Fees        Expenses        Expenses        Reimbursements(3)       Expenses
-----                     ------            ----        --------        --------        -----------------       --------
Class A          %         1.25             0.25          0.50            2.00                  --                2.00
Class B          %         1.25             1.00          0.50            2.75                  --                2.75
Class C          %         1.25             1.00          0.50            2.75                  --                2.75

(1) These tables show the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. Because the Fund is new, "Other Expenses", shown above, are estimated.
(2) After the Fund's first year of operations the management fee may increase or decrease by 0.50% based on the Fund's investment performance. This "performance fee" will accrue daily by but will not be paid until after one full year of operations. Please see page 12 for more information.
(3) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding investment management fees paid to ING Investments, LLC, interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The expense limit will continue through at least May 31, 2003. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

Examples

[GRAPHIC]

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, you reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that these are only estimates -- actual expenses and performance may vary.

Class                                           1 year          3 years
-----                                           ------          -------
Class A                         $                766              1,166

                      If you sell your shares     If you don't sell your shares
                      -----------------------     ------------------------------
Class                 1 year          3 years         1 year          3 years
-----                 ------          -------         ------          -------
Class B         $      778             1,153            278             853
Class C         $      378               853            278             853

4    What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B, and Class C.

Class A

*    Front-end sales charge, as described on the next page.
*    Distribution and service (12b-1) fees of 0.25%.

Class B

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1%.
*    A contingent deferred sales charge, as described on the next page.
* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1%.
* A 1% contingent deferred sales charge on shares sold within one year of purchase.
* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge and the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares exceeding $250,000, will be accepted as orders for Class A shares or declined. You should discuss which class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    5

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)(2)

Class A shares of the Fund are sold subject to the following sales charge:

                             As a %
                             of the       As a % of
                            offering         net
Your Investment               price      asset value
---------------               -----      -----------
Less than $50,000              5.75         6.10
$50,000 - $99,999              4.50         4.71
$100,000 - $249,999            3.50         3.63
$250,000 - $499,999            2.50         2.56
$500,000 - $1,000,000          2.00         2.04
$1,000,000 and over                See below

----------
(1) Shareholders that purchased funds that were a part of the Lexington Family of funds at the time of purchase are not subject to sales charges for life of the their account.
(2) Shareholders that purchased funds that were a part of the Aetna Family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                          Period during which
    Your Investment             CDSC         CDSC applies
    ---------------             ----         ------------
$1,000,000 - $2,499,999         1.00%          2 years
$2,500,000 - $4,999,999         0.50            1 year
$5,000,000 and over             0.25            1 year

Class B and Class C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                       5%
2nd year                       4
3rd year                       3
4th year                       3
5th year                       2
6th year                       1
After 6th year                none

Class C Deferred Sales Charge

                          CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                       1%
After 1st year                none

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedule. You may do this by:

* Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

* Rights of Accumulation -- lets you add the value of shares of any open-end ING Fund (excluding the ING Money Market Fund, ING Classic Money Market Fund and ING Lexington Money Market Trust) you already own to the amount of your next purchase for purposes of calculating the sales charge.

* Combination Privilege -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* Redemptions following the death or permanent disability of a shareholder, if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

*  Mandatory distributions from a tax-deferred retirement plan or an IRA.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B or Class C shares of the Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.

6    Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Fund are as follows:

*    Non-retirement accounts: $1,000
*    Retirement accounts: $250
* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month

The minimum additional investment is $100.

Make your investment using the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

Retirement Plans

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust -- Kansas City (SSB) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                        Initial                    Additional
   Method              Investment                  Investment
   ------              ----------                  ----------
By Contacting      An investment
Your               professional with an
Investment         authorized firm
Professional       can help you establish
                   and maintain your
                   account.

By Mail            Visit or consult an          Visit or consult an
                   investment                   investment
                   professional. Make           professional. Fill out
                   your check payable           the Account
                   to the ING Funds and         Additions form
                   mail it, along with a        included on the
                   completed                    bottom of your
                   Application. Please          account statement
                   indicate your                along with your
                   investment                   check payable to the
                   professional on the          Fund and mail them
                   New Account                  to the address on the
                   Application.                 account statement.
                                                Remember to write your account
                                                number on the check.

By Wire            Call the ING                 Wire the funds in the
                   Operations                   same manner
                   Department at (800)          described under
                   336-3436 to obtain           "Initial Investment."
                   an account number
                   and indicate your
                   investment
                   professional on the
                   account.

                   Instruct your bank to
                   wire funds to the Fund
                   in the care of:

                   State Street Bank
                   and Trust Company
                   ABA #101003621
                   Kansas City, MO
                   credit to:___________
                   (the Fund)
                   A/C #751-8315; for
                   further credit
                   to:__________________
                   Shareholder
                   A/C #________________
                   (A/C # you received
                   over the telephone)

                   Shareholder Name:
                   ---------------------
                   (Your Name Here)
                   After wiring funds you
                   must complete the
                   Account Application and
                   send it to:

                   ING Funds
                   P.O. Box 219368
                   Kansas City, MO
                   64121-9368

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    7

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.
*    Minimum withdrawal amount is $100.
*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative or see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

      Method                              Procedures
      ------                              ----------
By Contacting Your         You may redeem by contacting your
Investment Professional    investment professional. Investment
                           professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                           ING Funds
                           P.O. Box 219368
                           Kansas City, MO 64121-9368

                           If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --            You may redeem shares by telephone on
Expedited Redemption       all accounts other than retirement
                           accounts, unless you check the box on the Account
                           Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Services Representative at (800)
                           992-0180.

                           Receiving Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

                           Receiving Proceeds By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

8    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

Telephone Orders

The Fund and its transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's share will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9

SHAREHOLDER GUIDE                                            TRANSACTION POLICIE
--------------------------------------------------------------------------------

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

In addition to the Fund available in this prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. You should review the prospectus of the fund you intend to exchange into before exchanging your shares. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholdes.

CDSC on Exchanges to ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Fund into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by the Fund, the original CDSC will apply from the Fund. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at Net Asset Value (NAV), the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

Account Access

Unless your shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your acount information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and select Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

Privacy Policy

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.

10    Shareholder Guide

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING Investments, LLC (ING or ING Investments), an Arizona limited liability company, serves as the investment adviser to the Fund and has the overall responsibility for its management. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of December 31, 2001, ING managed over $17.6 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

ING receives a monthly fee for its services. As described more fully below, the Fund has agreed to pay a performance-based advisory fee (Fulcrum Fee), so if the Fund's performance is greater than that of the NASDAQ Biotechnology Index (Index) the management fee is higher and if it is less then that of the Index, the management fee is lowered. The management fee may increase or decrease by 0.50% based on the Fund's investment performance.

Sub-Adviser

ING has engaged a Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio.

AW Advisors, LLC

ING has engaged AW Advisors, LLC, a Delaware limited liability company (AW Advisors), to serve as the investment sub-adviser to the Fund. Organized in 2001, AW Advisors is registered as an investment adviser with the SEC. As of December 31, 2001, AW Advisors, LLC had $5.4 million in assets under management.

AW Advisors' principal address is 500 N. Franklin Turnpike, Ramsey, NJ 07446.

The following individuals share responsibility for the day-to-day management of the Fund:

Mr. Harrichand Persaud, with 18 years investment experience, is a Managing Director of AW Advisors. In 1994, Mr. Persaud joined the Bear Stearns International Equity Group where he implemented a portfolio of quantitative trading strategies in Europe and the Far East. Mr. Persaud also represented Bear Stearns in a joint venture with Deutsche Bank in the development of the CountryBasket Exchange Traded Fund Project. In 1997, Mr. Persaud left Bear Stearns to become an independent adviser to hedge funds and portfolio managers on the implementation of quantitative investment strategies in both domestic and international markets. From December to October 2001, Mr. Persaud was a portfolio manager of the Far Eastern Fund with Acqua Wellington Asset Management, LLC. In October 2001, Mr. Persaud left Acqua Wellington to join AW Advisors.

Mr. Gerald Gaffney, with 18 years' investment experience, is the Director of Analytics at AW Advisors. Mr. Gaffney has over 16 years of experience in the capital markets, during which he managed U.S. and international proprietary equity portfolios for firms ranging from boutique investment firms to Bear Stearns. Before joining AW Advisors, Mr. Gaffney acted as an investment manager of a proprietary U.S. risk arbitrage portfolio at Carlin Financial Group, a boutique investment firm from 1998 to 2000. Mr. Gaffney managed a proprietary interest rate arbitrage strategy at ETG, LLC from 1996 to 1998. At Bear Stearns, where he was Vice President in the Options department from April 1994 to October 1996, Mr. Gaffney co-managed a market-neutral portfolio of hedged Japanese convertible bonds, warrants, and deriviatives. The portfolio ranged in value from approximately $200 to $600 million. Mr. Gaffney joined AW Advisors in July 2001.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    11

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

The Fund has agreed to pay a performance-based advisory fee so that if the Fund's performance is greater than that of the Index, the advisory fee is higher, and if it is less than that of the Index, the advisory fee is lower. The management fee may increase or decrease by up to 0.50% based on the Fund's investment performance.

The Fund's performance-based fee is made up of two components: a base advisory fee of 1.25% of the Fund's average daily net assets and a performance adjustment. The Fund will begin to pay the performance adjustment starting in its thirtenth month of operations. For the first twelve months of operations, the Fund will pay only the base advisory fee of 1.25%. Under the Fund's Advisory Agreement, the Fund will pay the entire advisory fee to ING. ING will retain a fixed amount of 0.625% of the base advisory fee and will, in turn, pay the remainder of the base advisory fee (0.625%), as adjusted by the performance adjustment, to AW Advisors. If the performance of Class A shares of the Fund is up to 2 percentage points higher or lower than the performance of the Index, there is no performance adjustment. If the performance of Class A shares exceeds the performance of the Index by more than 2 percentage points, the sub-advisory fee can increase by up to 0.50% and if the performance of Class A shares lags behind the performance of the Index by more than 2 percentage points, the sub-advisory fee could decrease by up to 0.50% as shown on the following schedule:

   Annual % Point Difference       Annual Base     Performance Adjustment         Annual
            Between               Advisory Fee          Payable to AW         Total Advisory
       Class A shares of           (as a % of             Advisors            Fee (as a % of
     ING Biotechnology Fund        average net       (as a % of average        average net
and NASDAQ Biotechnology Index*      assets)             net assets)             assets)
-------------------------------      -------             -----------             -------
       5.01 or better                 1.25%                 0.500%                1.750%
        4.01 to 5.00                  1.25%                 0.375%                1.625%
        3.01 to 4.00                  1.25%                 0.250%                1.500%
        2.01 to 3.00                  1.25%                 0.125%                1.375%
       2.00 to -2.00                  1.25%                 0.000%                1.250%
       -2.01 to -3.00                 1.25%                -0.125%                1.125%
       -3.01 to -4.00                 1.25%                -0.250%                1.000%
       -4.01 to -5.00                 1.25%                -0.375%                0.875%
       -5.00 or worse                 1.25%                -0.500%                0.750%

----------
* Measured over the performance period which, beginning twelve months after the Fund has commenced operations, will be a rolling 12 month period ending with the most recent calendar month. Since the performance adjustment is based on the comparative performance of Class A shares against the Index, the controlling factor is not whether the performance of Class A shares is up or down, but whether that performance is up or down more than or less than that of the Index. In addition, the relative performance of Class A shares against the Index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

12  Management of the Fund

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Performance of a Similar Biotechnology Account Managed by AW Advisors

The table below is designed to show you how a similar separate account managed by AW Advisors has performed over various periods in the past.

The AW Advisors Biotechnology Separate Account is a separate account managed by AW Advisors for ING Investments. The AW Advisors Biotechnology Separate Account is the sole, fee paying, discretionary account managed by AW Advisors that has investment objectives, policies and strategies that are substantially similar to the ING Biotechnology Fund.

The table below shows the returns for the AW Advisors Biotechnology Separate Account compared with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the NASDAQ Biotechnology Index for each month from the inception of the AW Advisors Biotechnology Separate Account through January 31, 2002. The returns of the AW Advisors Biotechnology Separate Account reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the S&P 500 Index assume all dividends and distributions have been reinvested. The returns of the NASDAQ Biotechnology Index assume no reinvestment of cash dividends with distributions (including stock splits and stock dividends) accounted for in order to maintain the current market value of the respective issuer on the distribution date.

This information is designed to demonstrate the historical track record of AW Advisors. It does not indicate how the ING Biotechnology Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                              MONTHLY TOTAL RETURNS
                    (from inception through January 31, 2002)

                                    AW Advisors                       NASDAQ
                                   Biotechnology       S&P 500     Biotechnology
                                 Separate Account       Index          Index
                                 ----------------       -----          -----
September 2001*                      -12.10%            -7.94%        -15.30%
October 2001                          17.41%             1.91%         16.29%
November 2001                          7.17%             7.67%          9.55%
December 2001                         -0.99%             0.88%         -3.96%
January 2002                         -12.42%            -1.46%        -14.17%

----------
* The AW Advisors Biotechnology Separate Account commenced operations on September 5, 2001. The September 2001 returns for the AW Advisors Biotechnology Separate Account, the S&P 500 Index and the NASDAQ Biotechnology Index are calculated from September 5, 2001 through September 30, 2001.

The net annual returns for the AW Advisors Biotechnology Separate Account were calculated on a total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The AW Advisors Biotechnology Separate Account does not pay the same expenses that mutual funds pay and is not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns would have been lower if the AW Advisors Biotechnology Separate Account had been subject to these expenses and regulations.

The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The NASDAQ Biotechnology Index contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease, which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    13

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Dividends

The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends, if any, annually. Distributions are normally expected to consist of ordinary income. The Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B and C shares of the Fund invested in another ING Fund which offers the same class shares.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

14    Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely determined by the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund invests in these securities or uses these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Portfolio Turnover. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Investments in Small- and Mid-Capitalization Companies. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Concentration. The Fund will "concentrate" (for purposes of the Investment Company of 1940, as amended) its assets in securities related to the biotechnology sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     15

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER RISKS

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the U.S. Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Restricted and Illiquid Securities. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. The Fund may borrow for leverage or for temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

16    More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. The Fund may make short sales against the box. A "short sale against the box" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position using a security owned by the Fund or a security that the Fund has the right to acquire at no added cost through conversion or exchange of other securities owned by the Fund at a higher price than the short sale price, resulting in a loss.

Pairing-Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     17

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS
     ING Growth Fund
     ING Growth + Value Fund
     ING Growth Opportunities Fund
     ING Internet Fund
     ING LargeCap Growth Fund
     ING MidCap Growth Fund
     ING MidCap Opportunities Fund
     ING SmallCap Growth Fund
     ING SmallCap Opportunities Fund
     ING Small Company Fund
     ING Research Enhanced Index Fund
     ING Technology Fund

DOMESTIC EQUITY INDEX FUNDS
     ING Index Plus Large CapFund
     ING Index Plus Mid Cap Fund
     ING Index Plus Small Cap Fund

DOMESTIC EQUITY VALUE FUNDS
     ING Corporate Leaders Trust Fund
     ING Financial Services Fund
     ING Large Company Value Fund
     ING MagnaCap Fund
     ING MidCap Value Fund
     ING SmallCap Value Fund
     ING Tax Efficient Equity Fund
     ING Value Opportunity Fund

DOMESTIC EQUITY AND INCOME FUNDS
     ING Balanced Fund
     ING Convertible Fund
     ING Equity and Income Fund
     ING Growth and Income Fund

GENERATION FUNDS
     ING Ascent Fund
     ING Crossroads Fund
     ING Legacy Fund

FIXED INCOME FUNDS
     ING Bond Fund
     ING Government Fund
     ING GNMA Income Fund
     ING High Yield Fund
     ING High Yield Opportunity Fund
     ING High Yield Bond Fund
     ING Intermediate Bond Fund
     ING National Tax Exempt Bond Fund
     ING Strategic Income Fund
     ING Aeltus Money Market Fund
     ING Classic Money Market Fund
     ING Money Market Fund

INTERNATIONAL EQUITY
     ING Asia-Pacific Equity Fund
     ING Emerging Countries Fund
     ING European Equity Fund
     ING International Core Growth Fund
     ING International Fund
     ING International Growth Fund
     ING International SmallCap Growth Fund
     ING International Value Fund
     ING Precious Metals Fund
     ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
     ING Global Communications Fund
     ING Global Technology Fund
     ING Global Real Estate Fund
     ING Worldwide Growth Fund

LOAN PARTICIPATION FUNDS
     ING Senior Income Funds
     ING Prime Rate Trust

Where To Go For More Information

You'll find more information about the ING Funds in our:

Statement of Additional Information (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

ING Equity Trust                             811-8817
    ING Biotechnology Fund


[LOGO]                                               BIOTECHABCPROS030102-030102
ING FUNDS

PROSPECTUS

March 1, 2002
                                                     DOMESTIC EQUITY GROWTH FUND
CLASS Q                                              ING Biotechnology Fund

[PHOTO]

This prospectus contains important information about
investing in the ING Biotechnology Fund. You should read it
carefully before you invest, and keep it for future
reference. Please note that your investment: is not a bank
deposit, is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC), the Federal Reserve Board or
any other government agency and is affected by market
fluctuations. There is no guarantee that the Fund will
achieve its objectives. As with all mutual funds, the U.S.
Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether
the information in this prospectus is accurate or adequate.        [LION LOGO]
Any representation to the contrary is a criminal offense.           ING FUNDS

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE

These pages contain a description of the ING Biotechnology Fund (Fund), including the Fund's objective, investment strategy and risks.

[GRAPHIC] INVESTMENT STRATEGY

[GRAPHIC] RISKS

You'll also find:

[GRAPHIC] WHAT YOU PAY TO INVEST

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

An Introduction to the Fund                                                    1
ING Biotechnology Fund                                                         2
What You Pay to Invest                                                         4
Shareholder Guide                                                              5
Management of the Fund                                                         9
Dividends, Distributions and Taxes                                            12
More Information About Risks                                                  13
Where To Go For More Information                                      Back cover

                                     INTRODUCTION TO THE ING BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments. Please read it carefully.

THE ING BIOTECHNOLOGY FUND MAY SUIT YOU IF YOU:

     *    are seeking capital appreciation
     *    are investing for the long-term -- at least several years
     *    are willing to accept higher risk in exchange for long-term growth

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                                         Adviser
                                                            ING Investments, LLC
                                                                     Sub-Adviser
ING BIOTECHNOLOGY FUND                                          AW Advisors, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities and equity equivalent securities (preferred stocks, rights and other warrants, and convertible securities) of foreign or domestic biotechnology companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Fund, biotechnology companies include: (i) companies principally engaged in the research, discovery, design, development, manufacture, distribution or sale of biotechnology products, services or processes; (ii) companies that benefit directly or indirectly from biotechnological products, services, or processes; (iii) companies that render services primarily to biotechnology companies; and (iv) companies that produce, sell or market products or services related to biotechnological products or services. For example, the Fund may invest in companies, among others, involved with genomics, genetic engineering, gene therapy, health care, pharmaceuticals, agriculture, chemicals, medicine, or surgery.

The Fund employs an active management strategy. The Sub-Adviser utilizes a proprietary quantitative model designed to identify stocks within the biotechnology sector based on several factors, including demand, volatility, capitalization and price. The Sub-Adviser then uses fundamental analysis to adjust the portfolio, by over-weighting:

* companies the Sub-Adviser believes are undervalued and poised for growth, because there has been little or no analyst coverage of the company and very limited recognition in the market;

* companies the Sub-Adviser believes are undervalued in comparison to companies within the same market and product sector; and

* companies the Sub-Adviser believes have superior long-term or short-term prospects.

The Fund may invest in large-cap, mid-cap, or small-cap companies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in short-term money market instruments.

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and many are dependent on a few key managers.

Biotechnology Sector Concentration -- concentration of investments in the biotechnology sector carries greater risk than broadly diversified investments. Individual biotechnology companies will be affected by governmental regulation, product liability, patent considerations, rapid technological change, product obsolescence, and intense competition. Many biotechnology companies are small with products still in the research and discovery stage, and only a limited number have reached the point of approval of their products by the U.S. Food and Drug Administration (FDA) and subsequent commercial production and distribution of such products. These companies may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In comparison to that of more-developed sectors, the market for securities of biotechnology companies may be thinly traded. The prices of the securities of these companies may display extreme volatility and react negatively to unfavorable research and development results, regulatory changes, or market conditions.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Inability to Sell Securities -- securities of biotechnology companies may trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Portfolio Turnover -- A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Changes in Interest Rates -- the value of debt securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations, including short-term money market instruments.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is expecially true during periods of economic uncertainty or economic downturns.

2    ING Biotechnology Fund

                                                          ING BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

Since the ING Biotechnology Fund has not had a full year of operations, there is no performance information included in this Prospectus.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     ING Biotechnology Fund    3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for the Class Q shares of the Fund.

Fees You Pay Directly                                                   Class Q
--------------------------------------------------------------------------------
Maximum sales charge on your investment
(as a % of offering price)                                                none

Maximum deferred sales charge (as a % of
purchase or sales price, whichever is less)                               none

Operating Expenses Paid Each Year by the Fund(1)
(as a % of average net assets)

                                                                     Total
                                                                     Fund          Waivers
                               Management   Services      Other    Operating         and             Net
Fund                             Fee(2)       Fees      Expenses    Expenses   Reimbursements(3)   Expenses
----                             ------       ----      --------    --------   -----------------   --------
ING Biotechnology Fund   %        1.25        0.25        0.50        2.00             --            2.00

(1) This table shows the estimated operating expenses for the Class Q shares of the Fund as a ratio of expenses to average daily net assets. Because the Fund is new, Other Expenses, shown above, are estimated.
(2) After the Fund's first year of operations the management fee may increase or decrease by 0.50% based on the Fund's investment performance. This "performance fee" will accrue daily but will not be paid until after one full year of operations. Please see page 12 for more information.
(3) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding investment management fees paid to ING Investment, LLC, interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The expense limit will continue through at least May 31, 2003. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

Examples

[GRAPHIC]

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, you reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that these are only estimates actual expenses and performance may vary.

Class Q

Class             1 year      3 years
-----             ------      -------
Class Q      $     203          627

4    What You Pay to Invest

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Purchase of Shares

Class Q Shares are offered at net asset value (NAV) without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. The Fund also offers Class A, B and C shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third- party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

Distribution and Shareholder Service Fees

To pay for the cost of servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan for Class Q shares, which requires fees to be paid out of the assets of the class. The Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

Retirement Plans

You may invest in the Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact a Shareholder Services Representative at (800) 992-0180.

                             Initial                 Additional
        Method              Investment               Investment
--------------------------------------------------------------------------------
By Contacting      A financial consultant       Visit or consult a
Your Financial     with an authorized           financial consultant.
Consultant         firm can help you
                   establish and maintain
                   your account.

By Mail            Visit or speak with a        Fill out the Account
                   financial consultant.        Additions form
                   Make your check              included on the
                   payable to the ING           bottom of your
                   Funds and mail it,           account statement
                   along with a                 along with your
                   completed                    check payable to the
                   Application. Please          Fund and mail them
                   indicate your                to the address on the
                   investment                   account statement.
                   professional on the          Remember to write
                   New Account                  your account number
                   Application.                 on the check.

By Wire            Call the ING                 Wire the funds in the
                   Operations                   same manner
                   Department at (800)          described under
                   336-3436 to obtain           "Initial Investment."
                   an account number
                   and indicate your
                   investment
                   professional on the
                   account.

                   Instruct your bank to
                   wire funds to the Fund
                   in the care of:

                   State Street Bank
                   and Trust
                   Kansas City
                   ABA #101003621
                   Kansas City, MO
                   credit to: __________
                   (the Fund)
                   A/C #751-8315; for
                   further credit
                   to:__________________
                   Shareholder
                   A/C #________________
                   (A/C # you received over
                   the telephone)
                   Shareholder Name:
                   ---------------------
                   (Your Name Here)

                   After wiring funds you
                   must complete the Account
                   Application and send it to:

                   ING Funds
                   P.O. Box 219368
                   Kansas City, MO
                   64121-9368

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    5

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

      Method                            Procedures
      ------                            ----------

By Contacting Your     You may redeem by contacting your
Financial Consultant   financial consultant who may charge for
                       their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                       ING Funds
                       P.O. Box 219368
                       Kansas City, MO 64121-9368

                       If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --        You may redeem shares by telephone on
Expedited Redemption   all accounts other than retirement
                       accounts, unless you check the box on the Account
                       Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Services Representative at (800) 992-0180.

                       Receiving Proceeds By Check:
                       You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

                       Receiving Proceeds By Wire:
                       You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

6    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for Class Q shares of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

Telephone Orders

The Fund and its transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange Class Q shares of the Fund for Class Q shares of the same class of any other ING Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment reported for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, or otherwise modify, or impose charges of up to $5.00 upon exchanges.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's share will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

In addition to the Fund offered in this prospectus, ING Funds Distributor, Inc. offers many other Funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    7

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

You will automatically have the ability to request an exchange by calling the Shareholder Services Representive unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange priviledge. You should review the prospectus of the Fund you intend to exchange into before exchanging your shares. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

Systematic Exchange Privilege

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts (Non-Retirement Only)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and select Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

Privacy Policy

The Funds has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this prospectus.

8    Shareholder Guide

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING Investments, LLC (ING or ING Investments), an Arizona limited liability company, serves as the investment adviser to the Fund and has the overall responsibility for its management. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of December 31, 2001, ING managed over $17.6 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

ING receives a monthly fee for its services. As described more fully below, the Fund has agreed to pay a performance-based advisory fee (Fulcrum Fee), so that if the Fund's performance is greater than that of the NASDAQ Biotechnology Index (Index) the management fee is higher, and if it is less then that of the Index, the management fee is lower. The management fee may increase or decrease by 0.50% based on the Fund's investment performance.

Sub-Adviser

ING has engaged a Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio.

AW Advisors, LLC

ING has engaged AW Advisors, LLC, a Delaware limited liability company (AW Advisors), to serve as the investment sub-adviser to the Fund. Organized in 2001, AW Advisors is registered as an investment adviser with the SEC. As of December 31, 2001, AW Advisors had $5.4 million in assets under management.

AW Advisors' principal address is 500 N. Franklin Turnpike, Ramsey, NJ 07446.

The following individuals share responsibility for the day-to-day management of the Fund;

Mr. Harrichand Persaud, with 18 years investment experience, is a Managing Director of AW Advisors. In 1994, Mr. Persaud joined the Bear Stearns International Equity Group where he implemented a portfolio of quantitative trading strategies in Europe and the Far East. Mr. Persaud also represented Bear Stearns in a joint venture with Deutsche Bank in the development of the CountryBasket Exchange Traded Fund Project. In 1997, Mr. Persaud left Bear Stearns to become an independent adviser to hedge funds and portfolio managers on the implementation of quantitative investment strategies in both domestic and international markets. From December 2000 to October 2001, Mr. Persaud was a portfolio manager of the Far Eastern Fund with Acqua Wellington Asset Management, LLC. In October 2001, Mr. Persaud left Acqua Wellington to join AW Advisors.

Mr. Gerald Gaffney, with 18 years' investment experience, is the Director of Analytics at AW Advisors. Mr. Gaffney has over 16 years of experience in the capital markets, during which he managed U.S. and international proprietary equity portfolios for firms ranging from boutique investment firms to Bear Stearns. Before joining AW Advisors, Mr. Gaffney acted as an investment manager of a proprietary U.S. risk arbitrage portfolio at Carlin Financial Group, a boutique investment firm from 1998 to 2000. Mr. Gaffney managed a proprietary interest rate arbitrage strategy at ETG, LLC from 1996 to 1998. At Bear Stearns, where he was Vice President in the Options department from April 1994 to October 1996, Mr. Gaffney co-managed a market-neutral portfolio of hedged Japanese convertible bonds, warrants, and deriviatives. The portfolio ranged in value from approximately $200 to $600 million. Mr. Gaffney joined AW Advisors in July 2001.

The Fund has agreed to pay a performance-based advisory fee so that if the Fund's performance is greater than that of the Index, the advisory fee is higher, and if it is less than that of the Index, the advisory fee is lower. The management fee may increase or decrease by up to 0.50% based on the Fund's investment performance.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     Management of the Fund    9

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

The Fund's performance-based fee is made up of two components: a base advisory fee of 1.25% of the Fund's average daily net assets and a performance adjustment. The Fund will begin to pay the performance adjustment starting in its thirtenth month of operations. For the first twelve months of operations, the Fund will pay only the base advisory fee of 1.25%. Under the Fund's Advisory Agreement, the Fund will pay the entire advisory fee to ING. ING will retain a fixed amount of 0.625% of the base advisory fee and will, in turn, pay the remainder of the base advisory fee (0.625%), as adjusted by the performance adjustment, to AW Advisors. If the performance of Class A shares of the Fund is up to 2 percentage points higher or lower than the performance of the Index, there is no performance adjustment. If the performance of Class A shares exceeds the performance of the Index by more than 2 percentage points, the sub-advisory fee can increase by up to 0.50% and if the performance of Class A shares lags behind the performance of the Index by more than 2 percentage points, the sub-advisory fee could decrease by up to 0.50% as shown on the following schedule:

   Annual % Point Difference       Annual Base     Performance Adjustment         Annual
            Between               Advisory Fee          Payable to AW         Total Advisory
       Class A shares of           (as a % of             Advisors,           Fee (as a % of
     ING Biotechnology Fund        average net       (as a % of average        average net
and NASDAQ Biotechnology Index*      assets)             net assets)             assets)
-------------------------------      -------             -----------             -------
       5.01 or better                 1.25%                 0.500%                1.750%
        4.01 to 5.00                  1.25%                 0.375%                1.625%
        3.01 to 4.00                  1.25%                 0.250%                1.500%
        2.01 to 3.00                  1.25%                 0.125%                1.375%
        2.00 to -2.00                 1.25%                 0.000%                1.250%
       -2.01 to -3.00                 1.25%                -0.125%                1.125%
       -3.01 to -4.00                 1.25%                -0.250%                1.000%
       -4.01 to -5.00                 1.25%                -0.375%                0.875%
       -5.00 or worse                 1.25%                -0.500%                0.750%

----------
*    Measured over the performance period which, beginning twelve months after the Fund has commenced operations, will be a rolling 12 month period ending with the most recent calendar month. Since the performance adjustment is based on the comparative performance of Class A shares against the Index, the controlling factor is not whether the performance of the Class A shares is up or down, but whether that performance is up or down more than or less than that of the Index. In addition, the relative performance of the
     Measuring Class A shares against the Index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

10   Management of the Fund

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Performance of a Similar Biotechnology Account Managed by AW Advisors

The table below is designed to show you how a similar separate account managed by AW Advisors has performed over various periods in the past.

The AW Advisors Biotechnology Separate Account is a separate account managed by AW Advisors for ING Investments. The AW Advisors Biotechnology Separate Account is the sole, fee paying, discretionary account managed by AW Advisors that has investment objectives, policies and strategies that are substantially similar to the ING Biotechnology Fund.

The table below shows the returns for the AW Advisors Biotechnology Separate Account compared with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the NASDAQ Biotechnology Index for each month from the inception of the AW Advisors Biotechnology Separate Account through January 31, 2002. The returns of the AW Advisors Biotechnology Separate Account reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the S&P 500 Index assume all dividends and distributions have been reinvested. The returns of the NASDAQ Biotechnology Index assume no reinvestment of cash dividends with distributions (including stock splits and stock dividends) accounted for in order to maintain the current market value of the respective issuer on the distribution date.

This information is designed to demonstrate the historical track record of AW Advisors. It does not indicate how the ING Biotechnology Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                              MONTHLY TOTAL RETURNS
                    (from inception through January 31, 2002)

                                    AW Advisors                       NASDAQ
                                   Biotechnology       S&P 500     Biotechnology
                                 Separate Account       Index          Index
                                 ----------------       -----          -----
September 2001*                      -12.10%            -7.94%        -15.30%
October 2001                          17.41%             1.91%         16.29%
November 2001                          7.17%             7.67%          9.55%
December 2001                         -0.99%             0.88%         -3.96%
January 2002                         -12.42%            -1.46%        -14.17%

----------
* The AW Advisors Biotechnology Separate Account commenced operations on September 5, 2001. The September 2001 returns for the AW Advisors Biotechnology Separate Account, the S&P 500 Index and the NASDAQ Biotechnology Index are calculated from September 5, 2001 through September 30, 2001.

The net annual returns for the AW Advisors Biotechnology Separate Account were calculated on a total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The AW Advisors Biotechnology Separate Account does not pay the same expenses that mutual funds pay and is not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns would have been lower if the AW Advisors Biotechnology Separate Account had been subject to these expenses and regulations.

The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The NASDAQ Biotechnology Index contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease, which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    11

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Dividends

The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends, if any, annually. Distributions are expected normally to consisting ordinary income. The Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of the Fund invested in another ING Fund which offers Class Q shares.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information ("SAI") for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

12    Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund invests in these securities or uses these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Investments in Small- and Mid-Capitalization Companies.
The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resouces, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erractic market movements than securities of larger, more established growth companies or the market averages in general.

Concentration. The Fund will "concentrate" (for purposes of the Investment Company of 1940, as amended) its assets in securities related to the Biotechnology sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Portfolio Turnover. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Changes in Interest Rates. The value of debt securities may fall when interest rates rise. Convertible securities with longer

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    13

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations, including short-term money market instruments.

Credit Risk. The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is expecially true during periods of economic uncertainty or economic downturns.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER RISKS

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the U.S. Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Restricted and Illiquid Securities. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. The Fund may borrow for leverage or for temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with

14    More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. The Fund may make short sales against the box. A "short sale against the box" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position using a security owned by the Fund or a security that the Fund has the right to acquire at no added cost through conversion or exchange of other securities owned by the Fund at a higher price than the short sale price, resulting in a loss.

Pairing-Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     15

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS
     ING Growth + Value Fund
     ING Growth Opportunities Fund
     ING LargeCap Growth Fund
     ING MidCap Growth Fund
     ING MidCap Opportunities Fund
     ING SmallCap Growth Fund
     ING SmallCap Opportunities Fund
     ING Research Enhanced Index Fund

DOMESTIC EQUITY VALUE FUNDS
     ING Large Company Value Fund
     ING MagnaCap Fund
     ING MidCap Value Fund
     ING SmallCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
     ING Convertible Fund
     ING Equity and Income Fund

FIXED INCOME FUNDS
     ING GNMA Income Fund
     ING High Yield Fund
     ING High Yield Opportunity Fund
     ING Strategic Income Fund

INTERNATIONAL EQUITY
     ING Emerging Countries Fund
     ING International Core Growth Fund
     ING International Fund
     ING International SmallCap Growth Fund
     ING International Value Fund

INTERNATIONAL GLOBAL EQUITY
     ING Global Real Estate Fund
     ING Worldwide Growth Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the ING Funds in our:

Statement of Additional Information (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

ING Equity Trust                   811-8817
    ING Biotechnology Fund

[GRAPHIC]

BIOTECHQPROS030102-030102

                         GRAPHICS DESCRIPTION APPENDIX

There are six icon sized graphics used throughout the prospectus as follows:

1. In the sections describing the objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the investment strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. In the sections describing what you pay to invest, the graphic icon is that of a penny.

6. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.